INCOME TAXES - Major components (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current income tax:
Current taxes	$ 7,902	$ 6,503
Current taxes referring to previous periods	(973)	228
Withholding taxes and other	702	978
Total current income tax	7,631	7,709
Deferred income tax:
Origination and reversal of temporary differences	56,423	42,250
Impact of changes in tax rates	(4,637)	(35,047)
- Current tax expense	(6,408)
- Deferred tax expense	(200)
Withholding taxes on profits of subsidiaries	85	(629)
Other	(243)	(865)
Total deferred income tax	45,020	5,709
Total income tax expense	52,651	13,418	[1]
Schleiz, Germany
Current income tax:
Total current income tax	$ 200	$ 0

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).